Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net income	¥ 577,608	¥ 362,440	¥ 850,492
Net cash provided by (used in) operating activities	(157,661)	1,213,308	241,710
Cash flows from investing activities:
Net change in loans	(1,971,210)	(5,606,627)	(1,923,627)
Purchases of premises and equipment	(292,201)	(430,913)	(388,565)
Net cash used in investing activities	(4,387,477)	(12,801,572)	(5,978,075)
Cash flows from financing activities:
Net change in short-term borrowings	257,774	(589,512)	571,901
Proceeds from issuance of long-term debt	1,956,007	4,496,041	2,723,168
Repayment of long-term debt	(3,310,804)	(4,734,010)	(2,307,082)
Proceeds from issuance of common stock	3	6	5
Purchases of treasury stock	(1,611)	(1,435)	(13)
Dividends paid	(190,382)	(190,031)	(195,283)
Net cash provided by financing activities	4,652,627	11,869,753	5,558,717
Effect of exchange rate changes on cash and due from banks	(13,845)	(11,895)	(28,061)
Net increase (decrease) in cash and due from banks	93,644	269,594	(205,709)
Cash and due from banks at beginning of fiscal year	1,592,191	1,322,597	1,528,306
Cash and due from banks at end of fiscal year	1,685,835	1,592,191	1,322,597
Parent Company
Cash flows from operating activities:
Net income	577,608	362,440	850,492
Adjustments and other	(302,109)	(40,595)	(546,946)
Net cash provided by (used in) operating activities	275,499	321,845	303,546
Cash flows from investing activities:
Net change in loans	(1,344,323)	(2,022,860)	(479,948)
Purchases of premises and equipment	(6,649)	(40,362)	(165)
Payments for purchases of securities of subsidiaries		(65,269)	(2,249)
Proceeds from withdrawal of securities of subsidiaries		13,359
Net change in other investing activities	(1,063)	6,691	1,872
Net cash used in investing activities	(1,352,035)	(2,108,441)	(480,490)
Cash flows from financing activities:
Net change in short-term borrowings	(70,000)	(30,000)	(10,000)
Proceeds from issuance of long-term debt	1,344,323	2,022,860	479,948
Repayment of long-term debt			(98,800)
Proceeds from issuance of common stock	3	6	5
Purchases of treasury stock	(1,611)	(1,435)	(13)
Dividends paid	(190,382)	(190,031)	(195,283)
Net change in other financing activities	555	971	1,001
Net cash provided by financing activities	1,082,888	1,802,371	176,858
Effect of exchange rate changes on cash and due from banks	0	0	0
Net increase (decrease) in cash and due from banks	6,352	15,775	(86)
Cash and due from banks at beginning of fiscal year	15,912	137	223
Cash and due from banks at end of fiscal year	¥ 22,264	¥ 15,912	¥ 137